J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

September 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of the Funds (the “Funds”) listed on Appendix A hereto

File No. 811-22903 and 333-191837

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated March 1, 2015, as supplemented September 16, 2015. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated September 16, 2015 for the Funds.

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin

J.P. Morgan Exchange-Traded Fund Trust

Appendix A

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF